UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 6/30

Date of reporting period: 3/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio                                        as of March 31, 2017 (Unaudited)

Deutsche Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 21.6%
Consumer Discretionary 3.1%
Ally Financial, Inc., 4.25%, 4/15/2021	1,100,000	1,122,000
BMW U.S. Capital LLC, 144A, 1.5%, 4/11/2019	10,840,000	10,766,201
Carnival Corp., 1.875%, 12/15/2017	1,690,000	1,692,339
Charter Communications Operating LLC, 3.579%, 7/23/2020	1,240,000	1,275,511
CSC Holdings LLC, 8.625%, 2/15/2019	2,500,000	2,743,750
CVS Health Corp., 1.9%, 7/20/2018	4,000,000	4,007,912
Daimler Finance North America LLC:
144A, 1.5%, 7/5/2019	5,770,000	5,688,499
144A, 2.0%, 8/3/2018	550,000	551,300
DISH DBS Corp., 7.875%, 9/1/2019	2,700,000	2,976,750
Ford Motor Credit Co., LLC:
2.021%, 5/3/2019	3,430,000	3,413,557
2.262%, 3/28/2019	4,000,000	4,009,920
2.375%, 3/12/2019	4,000,000	4,013,972
General Motors Financial Co., Inc.:
3.2%, 7/13/2020	4,000,000	4,068,880
3.7%, 11/24/2020	4,000,000	4,118,416
Harley-Davidson Financial Services, Inc., 144A, 2.25%, 1/15/2019	3,615,000	3,634,282
Hyundai Capital America:
144A, 1.75%, 9/27/2019	3,500,000	3,440,318
144A, 2.0%, 7/1/2019	3,360,000	3,329,827
Hyundai Capital Services, Inc., 144A, 2.625%, 9/29/2020	4,000,000	3,973,660
Lennar Corp., 4.125%, 1/15/2022	1,145,000	1,153,232
MGM Resorts International, 5.25%, 3/31/2020	2,000,000	2,105,000
Newell Brands, Inc., 2.6%, 3/29/2019	939,000	950,610
Nissan Motor Acceptance Corp., 144A, 2.0%, 3/8/2019	4,840,000	4,840,455
RCI Banque SA, 144A, 3.5%, 4/3/2018	5,950,000	6,039,696
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021	90,000	91,575
Scientific Games International, Inc., 144A, 7.0%, 1/1/2022	1,660,000	1,772,050
TRI Pointe Group, Inc., 4.875%, 7/1/2021	1,695,000	1,745,850
		83,525,562
Consumer Staples 1.1%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	7,725,000	7,783,092
Kraft Heinz Foods Co.:
2.8%, 7/2/2020	3,945,000	3,998,723
3.5%, 7/15/2022	4,000,000	4,087,044
Reynolds American, Inc., 2.3%, 6/12/2018	6,920,000	6,961,568
Tyson Foods, Inc., 2.65%, 8/15/2019	5,380,000	5,439,207
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018	1,500,000	1,501,952
		29,771,586
Energy 1.6%
Columbia Pipeline Group, Inc., 2.45%, 6/1/2018	2,390,000	2,401,403
ConocoPhillips Co., 4.2%, 3/15/2021	3,630,000	3,870,644
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018	3,000,000	3,047,250
Energy Transfer Partners LP, 4.15%, 10/1/2020	3,920,000	4,070,548
KazMunayGas National Co. JSC, 144A, 9.125%, 7/2/2018	6,350,000	6,841,007
Noble Holding International Ltd., 7.75%, 1/15/2024 (a)	1,695,000	1,627,200
Pertamina Persero PT, 144A, 5.25%, 5/23/2021	5,000,000	5,361,990
Petrobras Global Finance BV, 8.375%, 5/23/2021	2,430,000	2,744,685
Petroleos Mexicanos:
144A, 5.375%, 3/13/2022	857,000	897,707
5.5%, 2/4/2019	4,400,000	4,620,000
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026	1,770,000	1,940,805
Sunoco LP, 6.25%, 4/15/2021	2,800,000	2,856,000
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022	2,000,000	2,055,000
		42,334,239
Financials 10.7%
AerCap Ireland Capital DAC, 3.95%, 2/1/2022	3,485,000	3,579,050
Air Lease Corp., 2.125%, 1/15/2020	4,070,000	4,039,251
Ares Capital Corp., 4.875%, 11/30/2018	7,500,000	7,781,543
Australia & New Zealand Banking Group Ltd., 2.7%, 11/16/2020	6,000,000	6,058,890
Bank of America Corp., Series L, 2.6%, 1/15/2019	7,115,000	7,189,081
Bank of New York Mellon Corp., 5.5%, 12/1/2017	4,465,000	4,582,086
Banque Federative du Credit Mutuel SA:
144A, 2.5%, 10/29/2018	10,000,000	10,061,600
144A, 2.75%, 1/22/2019	7,500,000	7,564,275
Berkshire Hathaway Finance Corp., 1.7%, 3/15/2019	6,000,000	6,010,380
Capital One Bank U.S.A. NA, 2.25%, 2/13/2019	590,000	590,895
Citigroup, Inc.:
2.05%, 12/7/2018	3,714,000	3,720,778
2.05%, 6/7/2019	10,000,000	9,991,430
Citizens Bank NA, 2.5%, 3/14/2019	4,000,000	4,026,440
Commonwealth Bank of Australia, 144A, 2.248%, 3/31/2017	4,000,000	4,000,000
Credit Agricole SA:
144A, 2.125%, 4/17/2018	3,000,000	3,008,760
144A, 3.375%, 1/10/2022	10,000,000	10,000,390
Credit Suisse Group AG, 144A, 3.574%, 1/9/2023	5,000,000	4,992,095
Global Bank Corp., 144A, 4.5%, 10/20/2021	3,625,000	3,590,563
HSBC Holdings PLC, 2.95%, 5/25/2021	10,000,000	10,049,120
HSBC U.S.A., Inc., 2.75%, 8/7/2020	2,000,000	2,022,530
ING Bank NV, 144A, 2.3%, 3/22/2019	6,120,000	6,143,440
ING Groep NV, 3.15%, 3/29/2022	1,580,000	1,583,683
Intercontinental Exchange, Inc., 2.5%, 10/15/2018	790,000	800,193
Jefferies Group LLC, 5.125%, 4/13/2018	2,500,000	2,578,310
JPMorgan Chase & Co., 2.35%, 1/28/2019	7,000,000	7,074,417
Lloyds Bank PLC:
2.05%, 1/22/2019	12,000,000	12,014,376
2.3%, 11/27/2018	750,000	755,135
Macquarie Bank Ltd.:
144A, 2.35%, 1/15/2019	8,000,000	8,036,072
144A, 2.85%, 1/15/2021	6,000,000	6,026,400
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018	8,000,000	8,116,456
Morgan Stanley:
2.45%, 2/1/2019	4,285,000	4,323,509
Series F, 5.625%, 9/23/2019	6,000,000	6,478,752
National Australia Bank Ltd., 2.0%, 1/14/2019	12,000,000	12,027,648
National Savings Bank, 144A, 8.875%, 9/18/2018	2,500,000	2,662,500
Nordea Bank AB, 144A, 1.625%, 9/30/2019	3,030,000	2,997,412
Principal Life Global Funding II, 144A, 1.5%, 4/18/2019	2,415,000	2,394,576
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018	10,300,000	10,319,508
Santander Holdings U.S.A., Inc., 2.7%, 5/24/2019	8,160,000	8,198,613
Santander UK PLC, 2.5%, 3/14/2019	11,885,000	11,982,433
Skandinaviska Enskilda Banken AB, 144A, 1.375%, 5/29/2018	5,000,000	4,981,635
Standard Chartered PLC, 144A, 2.25%, 4/17/2020	6,000,000	5,917,722
Sumitomo Mitsui Banking Corp.:
2.05%, 1/18/2019	7,750,000	7,750,333
2.5%, 7/19/2018	2,470,000	2,491,348
Suncorp-Metway Ltd., 144A, 2.1%, 5/3/2019	2,615,000	2,606,867
Synchrony Financial:
2.6%, 1/15/2019	6,200,000	6,248,422
3.0%, 8/15/2019	4,000,000	4,062,396
The Goldman Sachs Group, Inc., 2.0%, 4/25/2019	5,450,000	5,439,934
The Huntington National Bank, 2.2%, 11/6/2018	5,570,000	5,593,617
Turkiye Halk Bankasi AS, 144A, 4.75%, 6/4/2019	2,000,000	1,981,178
Turkiye Is Bankasi, 144A, 5.5%, 4/21/2022	2,500,000	2,458,200
Turkiye Vakiflar Bankasi Tao, 144A, 5.0%, 10/31/2018	1,000,000	1,010,558
Westpac Banking Corp., 1.6%, 8/19/2019	9,525,000	9,423,330
Woori Bank Co., Ltd., 144A, 2.875%, 10/2/2018	3,000,000	3,033,600
		290,371,730
Health Care 0.7%
Actavis Funding SCS, 2.35%, 3/12/2018	5,245,000	5,267,868
Aetna, Inc., 1.7%, 6/7/2018	4,225,000	4,225,076
Laboratory Corp. of America Holdings, 2.2%, 8/23/2017	1,885,000	1,890,523
Mallinckrodt International Finance SA, 3.5%, 4/15/2018 (a)	430,000	429,463
Mylan NV, 3.15%, 6/15/2021	2,500,000	2,509,192
Teva Pharmaceutical Finance Netherlands III BV, 1.7%, 7/19/2019	3,670,000	3,628,162
		17,950,284
Industrials 0.6%
CNH Industrial Capital LLC, 3.875%, 10/15/2021	2,510,000	2,511,280
Fortive Corp., 144A, 1.8%, 6/15/2019	970,000	963,965
Harris Corp., 2.7%, 4/27/2020	570,000	575,242
John Deere Capital Corp., 1.95%, 1/8/2019	5,455,000	5,485,101
Penske Truck Leasing Co. LP, 144A, 3.75%, 5/11/2017	7,250,000	7,266,486
		16,802,074
Information Technology 1.2%
Arrow Electronics, Inc., 3.0%, 3/1/2018	3,000,000	3,029,880
Broadcom Corp., 144A, 2.375%, 1/15/2020	5,000,000	4,999,395
Diamond 1 Finance Corp.:
144A, 3.48%, 6/1/2019	6,620,000	6,783,594
144A, 5.875%, 6/15/2021	685,000	720,162
eBay, Inc., 2.5%, 3/9/2018	2,150,000	2,166,344
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	4,545,000	4,450,805
Hewlett Packard Enterprise Co., 2.85%, 10/5/2018	10,000,000	10,120,490
Seagate HDD Cayman:
3.75%, 11/15/2018	500,000	512,500
144A, 4.25%, 3/1/2022	1,250,000	1,238,000
		34,021,170
Materials 1.0%
Anglo American Capital PLC, 144A, 2.625%, 9/27/2017	2,180,000	2,180,000
Celulosa Arauco y Constitucion SA, 7.25%, 7/29/2019	2,500,000	2,753,417
Cemex SAB de CV, 144A, 6.5%, 12/10/2019	3,460,000	3,650,300
CF Industries, Inc., 144A, 3.4%, 12/1/2021	680,000	679,177
Equate Petrochemical BV, 144A, 3.0%, 3/3/2022	1,820,000	1,778,140
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	1,455,000	1,444,088
Glencore Finance Canada Ltd., 144A, 2.7%, 10/25/2017	2,400,000	2,409,624
Goldcorp, Inc., 2.125%, 3/15/2018	1,490,000	1,493,664
Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023	300,000	318,000
Huntsman International LLC, 4.875%, 11/15/2020 (a)	2,800,000	2,919,000
Inversiones CMPC SA, 144A, 6.125%, 11/5/2019	2,000,000	2,171,206
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	2,800,000	2,880,528
United States Steel Corp., 144A, 8.375%, 7/1/2021	2,800,000	3,108,000
		27,785,144
Real Estate 0.3%
Equinix, Inc., (REIT), 5.375%, 1/1/2022	2,700,000	2,841,750
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021	455,000	467,513
Starwood Property Trust, Inc., 144A, (REIT), 5.0%, 12/15/2021	1,540,000	1,597,750
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021	565,000	578,317
WEA Finance LLC, 144A, (REIT), 1.75%, 9/15/2017	3,500,000	3,500,864
		8,986,194
Telecommunication Services 0.8%
AT&T, Inc.:
1.75%, 1/15/2018	7,000,000	7,002,520
2.45%, 6/30/2020	8,310,000	8,309,402
CenturyLink, Inc., Series V, 5.625%, 4/1/2020	850,000	891,140
Frontier Communications Corp., 8.875%, 9/15/2020	2,600,000	2,743,000
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	620,000	618,450
T-Mobile U.S.A., Inc., 6.125%, 1/15/2022	2,700,000	2,851,875
		22,416,387
Utilities 0.5%
AES Argentina Generacion SA, 144A, 7.75%, 2/2/2024	1,091,000	1,099,412
Dominion Resources, Inc., Series B, 1.6%, 8/15/2019	1,730,000	1,708,349
FirstEnergy Corp., Series A, 2.75%, 3/15/2018	2,025,000	2,032,393
Great Plains Energy, Inc., 2.5%, 3/9/2020	4,165,000	4,182,535
Israel Electric Corp., Ltd., 144A, 5.625%, 6/21/2018	3,000,000	3,115,500
NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/2019	885,000	890,394
NRG Energy, Inc., 7.875%, 5/15/2021	399,000	409,972
		13,438,555
Total Corporate Bonds (Cost $583,321,047)		587,402,925
Mortgage-Backed Securities Pass-Throughs 3.9%
Federal Home Loan Mortgage Corp.:
2.536% *, 6/1/2042	18,755,947	19,301,437
2.638% *, 5/1/2042	16,982,889	17,505,146
2.506% *, 5/1/2042	11,818,713	12,137,981
Federal National Mortgage Association:
2.517% *, 9/1/2042	12,021,794	12,309,191
2.594% *, 5/1/2045	6,155,971	6,302,110
2.84% *, 9/1/2039	8,001,545	8,469,518
2.524% *, 7/1/2042	11,285,513	11,697,468
3.0%,with various maturities from 5/1/2027 until 6/1/2027	18,026,524	18,548,640
Total Mortgage-Backed Securities Pass-Throughs (Cost $106,718,867)		106,271,491
Asset-Backed 8.9%
Automobile Receivables 2.9%
Ally Auto Receivables Trust, "A3", Series 2016-1, 1.47%, 4/15/2020	9,370,000	9,367,153
AmeriCredit Automobile Receivables Trust:
"A3", Series 2014-3, 1.15%, 6/10/2019	1,522,546	1,522,042
"B", Series 2016-3, 1.8%, 10/8/2021	6,610,000	6,556,271
"A3", Series 2016-1, 1.81%, 10/8/2020	4,020,000	4,027,616
"C", Series 2014-2, 2.18%, 6/8/2020	4,000,000	4,019,386
"D", Series 2012-5, 2.35%, 12/10/2018	4,243,036	4,243,530
"C", Series 2016-2, 2.87%, 11/8/2021	1,500,000	1,516,462
"C", Series 2016-1, 2.89%, 1/10/2022	4,000,000	4,040,232
"D", Series 2017-1, 3.13%, 1/18/2023	6,830,000	6,827,591
Avis Budget Rental Car Funding AESOP LLC, "B", Series 2014-2A, 144A, 3.29%, 2/20/2021	1,500,000	1,491,274
CarMax Auto Owner Trust, "A3", Series 2016-1, 1.61%, 11/16/2020	4,170,000	4,168,861
CPS Auto Receivables Trust:
"D", Series 2016-A, 144A, 5.0%, 12/15/2021	6,000,000	6,069,412
"D", Series 2014-D, 144A, 5.33%, 11/16/2020	1,300,000	1,312,778
Ford Credit Auto Owner Trust:
"A3", Series 2016-A, 1.39%, 7/15/2020	5,700,000	5,684,866
"A", Series 2014-1, 144A, 2.26%, 11/15/2025	4,000,000	4,033,171
Hyundai Auto Lease Securitization Trust, "A3", Series 2016-A, 144A, 1.6%, 7/15/2019	3,260,000	3,261,894
Santander Drive Auto Receivables Trust, "B", Series 2016-2, 2.08%, 2/16/2021	1,500,000	1,501,407
Skopos Auto Receivables Trust:
"A", Series 2015-1A, 144A, 3.1%, 12/15/2023	1,407,053	1,402,644
"A", Series 2015-2A, 144A, 3.55%, 2/15/2020	667,864	668,730
Toyota Auto Receivables Owner Trust, "A3", Series 2016-A, 1.25%, 3/16/2020	7,290,000	7,271,346
		78,986,666
Credit Card Receivables 0.6%
Chase Issuance Trust, "A", Series 2016-A2, 1.37%, 6/15/2021	6,360,000	6,317,645
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020	179,744	179,744
Master Credit Card Trust II, "C", Series 2017-1A, 144A, 3.06%, 7/21/2021	4,370,000	4,359,296
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025	6,000,000	5,869,857
		16,726,542
Miscellaneous 5.3%
A Voce CLO Ltd.:
"A1R", Series 2014-1A, 144A, 2.183% *, 7/15/2026 (b)	3,040,000	3,040,000
"A1B", Series 2014-1A, 144A, 2.34% *, 7/15/2026	1,690,000	1,692,386
ALM VIII Ltd., "A1R", Series 2013-8A, 144A, 2.343% *, 10/15/2028	3,750,000	3,764,741
ALM XIX Ltd., "A1", Series 2016-19A, 144A, 2.353% *, 7/15/2028	5,000,000	5,048,405
Ares XXXIII CLO Ltd., "A1R", Series 2015-1A, 144A, 2.24% *, 12/5/2025	5,630,000	5,632,072
BlueMountain CLO Ltd., "A1R", Series 2013-1A, 144A, 2.107% *, 1/20/2029	7,000,000	7,024,822
Bristol Park CLO Ltd., "A", Series 2016-1A, 144A, 2.337% *, 4/15/2029	6,250,000	6,266,563
Dell Equipment Finance Trust:
"A2", Series 2016-1, 144A, 1.43%, 9/24/2018	2,920,000	2,920,135
"A3", Series 2016-1, 144A, 1.65%, 7/22/2021	3,970,000	3,958,757
Domino's Pizza Master Issuer LLC, "A2I", Series 2015-1A, 144A, 3.484%, 10/25/2045	7,900,000	7,903,429
Dryden XXXI Senior Loan Fund, "B", Series 2014-31A, 144A, 2.782% *, 4/18/2026	1,000,000	1,000,000
Galaxy XXII CLO Ltd., "A1", Series 2016-22A, 144A, 2.359% *, 7/16/2028	10,000,000	10,029,170
Jamestown CLO IV Ltd., "A1A", Series 2014-4A, 144A, 2.38% *, 7/15/2026	10,000,000	10,006,920
Madison Park Funding XII Ltd., "AR", Series 2014-12A, 144A, 2.29% *, 7/20/2026	4,540,000	4,539,977
North End CLO Ltd., "A", Series 2013-1A, 144A, 2.03% *, 7/17/2025	5,000,000	4,993,315
Oak Hill Credit Partners X Ltd., "AR", Series 2014-10A, 144A, 2.077% *, 7/20/2026	1,150,000	1,150,000
OCP CLO Ltd., "A1A", Series 2016-11A, 144A, 2.474% *, 4/26/2028	7,000,000	7,001,134
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 2.48% *, 7/17/2025	4,000,000	3,985,856
Octagon Investment Partners XXI Ltd., "A1AR", Series 2014-1A, 144A, 2.252% *, 11/14/2026	1,470,000	1,469,987
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046	2,368,100	2,400,578
TCI-FLATIRON CLO Ltd., "A", Series 2016-1A, 144A, 2.491% *, 7/17/2028	10,000,000	10,042,210
Telos CLO Ltd., "A1", Series 2014-6A, 144A, 2.38% *, 1/17/2027	10,000,000	10,023,900
Venture XVI CLO Ltd.:
"A1L", Series 2014-16A, 144A, 2.38% *, 4/15/2026	5,000,000	5,015,495
"A1R", Series 2014-16A, 144A, 2.668% *, 4/15/2026 (b)	5,000,000	5,000,000
Voya CLO Ltd.:
"A1", Series 2014-2A, 144A, 2.33% *, 7/17/2026	3,000,000	3,000,135
"A1", Series 2015-1A, 144A, 2.362% *, 4/18/2027	4,170,000	4,195,729
"A1R", Series 2014-2A, 144A, 2.408% *, 4/17/2030 (b)	3,000,000	3,000,000
"A2AR", Series 2014-2A, 144A, 2.808% *, 4/17/2030 (b)	5,000,000	5,000,000
"A2", Series 2014-2A, 144A, 2.88% *, 7/17/2026	5,000,000	5,000,385
		144,106,101
Student Loans 0.1%
SLM Student Loan Trust, "A4", Series 2008-5, 2.582% *, 7/25/2023	3,339,414	3,412,167
Total Asset-Backed (Cost $242,499,583)		243,231,476
Commercial Mortgage-Backed Securities 1.9%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.917% *, 7/10/2044	2,460,890	1,769,706
Bear Stearns Commercial Mortgage Securities Trust, "B", Series 2004-PWR6, 144A, 4.945%, 11/11/2041	663,570	666,927
CD Commercial Mortgage Trust, "A4", Series 2007-CD5, 5.886%, 11/15/2044	541,315	544,817
Citigroup Commercial Mortgage Trust:
"M", Series 2005-EMG, 144A, 5.5% *, 9/20/2051	430,296	396,852
"A1A", Series 2007-C6, 5.922% *, 12/10/2049	1,085,471	1,087,164
"A4", Series 2007-C6, 5.922% *, 12/10/2049	1,108,024	1,109,312
"A4", Series 2008-C7, 6.333% *, 12/10/2049	985,212	995,189
Commercial Mortgage Trust:
"E", Series 2005-LP5, 144A, 4.787% *, 5/10/2043	936,514	935,456
"A4", Series 2007-C9, 5.979% *, 12/10/2049	739,164	741,869
CSMC Trust, "A", Series 2014-TIKI, 144A, 1.862% *, 9/15/2038	2,000,000	1,994,581
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K058, Interest Only, 1.059% ***, 8/25/2026	23,855,423	1,679,601
"X1", Series K722, Interest Only, 1.442% ***, 3/25/2023	15,971,730	1,017,829
GE Capital Commercial Mortgage Corp.:
"A4", Series 2007-C1, 5.543%, 12/10/2049	12,887	12,875
"J", Series 2005-C2, 144A, 5.646% *, 5/10/2043	1,500,000	1,462,610
Greenwich Capital Commercial Funding Corp.:
"A4", Series 2007-GG11, 5.736%, 12/10/2049	467,231	469,671
"AM", Series 2006-GG7, 5.951% *, 7/10/2038	1,175,398	1,174,820
GS Mortgage Securities Trust, "A1A", Series 2007-GG10, 6.041% *, 8/10/2045	1,410,440	1,414,057
JPMorgan Chase Commercial Mortgage Securities Corp.:
"B", Series 2005-LDP4, 5.129%, 10/15/2042	2,665,753	2,657,902
"A1A", Series 2007-LD12, 5.85%, 2/15/2051	741,783	746,862
"C", Series 2006-LDP6, 5.893% *, 4/15/2043	2,716,804	2,717,215
"F", Series 2003-PM1A, 144A, 6.209% *, 8/12/2040	1,776,827	1,798,394
JPMorgan Commercial Mortgage-Backed Securities Trust, "A4B", Series 2009-RR1, 144A, 5.92% *, 3/18/2051	3,161,314	3,163,069
LB Commercial Mortgage Trust:
"A4B", Series 2007-C3, 5.517%, 7/15/2044	697,263	699,721
"J", Series 1998-C4, 144A, 5.6%, 10/15/2035	3,555,000	3,603,114
LB-UBS Commercial Mortgage Trust, "E", Series 2005-C3, 4.983%, 7/15/2040	1,821,000	1,817,209
LSTAR Commercial Mortgage Trust, "A1", Series 2016-4, 144A, 1.823%, 3/10/2049	6,898,856	6,804,187
Merrill Lynch Mortgage Trust, "A4", Series 2007-C1, 6.027% *, 6/12/2050	1,865,470	1,869,162
ML-CFC Commercial Mortgage Trust, "A4", Series 2007-7, 5.81% *, 6/12/2050	1,738,809	1,738,823
Morgan Stanley Capital I Trust:
"E", Series 2005-IQ10, 144A, 5.808% *, 9/15/2042	3,000,000	2,879,590
"A4", Series 2007-IQ16, 5.809%, 12/12/2049	774,424	778,999
Morgan Stanley Re-REMIC Trust:
"A4B", Series 2009-GG10, 144A, 6.041% *, 8/12/2045	2,000,000	2,000,656
"A4A", Series 2010-GG10, 144A, 6.041% *, 8/15/2045	552,884	552,133
Total Commercial Mortgage-Backed Securities (Cost $53,192,006)		51,300,372
Collateralized Mortgage Obligations 1.6%
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C04, 2.228% *, 1/25/2029	3,926,157	3,969,068
"1M1", Series 2016-C03, 2.778% *, 10/25/2028	1,898,982	1,929,758
"1M1", Series 2016-C02, 2.928% *, 9/25/2028	3,994,869	4,049,299
Federal National Mortgage Association:
"FB", Series 1996-44, 1.782% *, 9/25/2023	74,145	75,197
"CB", Series 2007-5, 4.25%, 2/25/2037	8,902,483	9,469,586
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M1", Series 2017-DNA1, 1.978% *, 7/25/2029	2,477,245	2,486,671
"M2", Series 2016-DNA4, 2.078% *, 3/25/2029	3,970,588	3,982,157
"M2", Series 16-DNA3, 2.778% *, 12/25/2028	2,768,518	2,825,811
"M2", Series 2016-DNA2, 2.978% *, 10/25/2028	3,666,667	3,734,381
"M2", Series 2015-DNA3, 3.628% *, 4/25/2028	4,916,157	5,100,284
"M2", Series 2016-DNA1, 3.678% *, 7/25/2028	5,000,000	5,209,478
Total Collateralized Mortgage Obligations (Cost $42,287,711)		42,831,690
Government & Agency Obligations 51.3%
Other Government Related (c) 0.5%
Corp. Andina de Fomento, 2.0%, 5/10/2019	5,620,000	5,605,934
Fondo MIVIVIENDA SA, 144A, 3.375%, 4/2/2019	2,950,000	2,994,250
Vnesheconombank:
144A, 4.224%, 11/21/2018	2,000,000	2,044,800
144A, 6.902%, 7/9/2020	3,250,000	3,565,861
		14,210,845
Sovereign Bonds 0.5%
Japan Bank for International Cooperation, 2.25%, 2/24/2020	3,140,000	3,144,459
Republic of Colombia, 4.375%, 7/12/2021	4,000,000	4,240,000
Republic of Croatia:
144A, 6.25%, 4/27/2017	1,000,000	1,002,012
144A, 6.625%, 7/14/2020	3,350,000	3,676,625
Republic of Hungary, 6.25%, 1/29/2020	2,000,000	2,190,944
		14,254,040
U.S. Treasury Obligations 50.3%
U.S. Treasury Bills:
0.56% **, 6/1/2017 (d)	8,386,000	8,376,348
0.59% **, 8/10/2017 (d)	13,163,000	13,125,735
U.S. Treasury Floating Rate Notes:
0.859% *, 7/31/2017 (e)	5,000,000	5,001,375
0.95% *, 10/31/2017 (e)	56,000,000	56,058,464
0.952% *, 10/31/2018 (e)	159,000,000	159,228,960
0.972% *, 4/30/2018 (e)	150,000,000	150,249,300
1.054% *, 1/31/2018 (e)	77,000,000	77,173,250
U.S. Treasury Notes:
0.625%, 4/30/2018	66,750,000	66,403,234
0.625%, 6/30/2018	75,000,000	74,531,250
0.75%, 10/31/2017 (f)	12,870,000	12,854,917
0.75%, 12/31/2017	75,000,000	74,847,675
0.75%, 1/31/2018	50,000,000	49,878,900
0.75%, 8/31/2018	50,000,000	49,714,850
0.875%, 11/30/2017	151,000,000	150,887,958
0.875%, 5/31/2018	100,000,000	99,707,000
1.0%, 11/30/2018	100,500,000	100,154,481
1.0%, 3/15/2019	30,400,000	30,244,443
1.25%, 12/15/2018	85,000,000	85,046,495
1.25%, 12/31/2018	50,000,000	50,025,400
1.625%, 11/30/2020	54,500,000	54,340,315
		1,367,850,350
Total Government & Agency Obligations (Cost $1,396,180,939)		1,396,315,235
Loan Participations and Assignments 1.4%
Senior Loans *
1011778 B.C. Unlimited Liability Co., Term Loan B3, 3.309%, 2/16/2024	495,162	496,195
Acadia Healthcare Co., Inc., Term Loan B, 3.982%, 2/11/2022	496,193	499,914
Acosta Holdco, Inc., Term Loan, 4.289%, 9/26/2021	493,614	464,510
Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.25%, 7/23/2021	244,361	242,253
Albertson's LLC, Term Loan B6, 4.302%, 6/22/2023	346,480	348,765
Alere, Inc., Term Loan B, 4.25%, 6/18/2022	476,385	478,172
AMC Entertainment, Inc., Term Loan B, 3.733%, 12/15/2023	75,000	75,762
American Airlines, Inc., Term Loan B, 3.412%, 12/14/2023	485,000	486,380
American Axle and Manufacturing, Inc., Term Loan B, 3.24%, 3/8/2024	115,385	115,493
AmWINS Group, Inc., Term Loan B, 4.323%, 1/25/2024	99,750	100,007
Astoria Energy LLC, Term Loan B, 5.074%, 12/24/2021	452,694	457,930
Asurion LLC:
Term Loan B2, 4.232%, 7/8/2020	69,343	69,877
Term Loan B4, 4.25%, 8/4/2022	478,355	481,404
Term Loan B5, 4.75%, 11/3/2023	323,412	326,613
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2, 3.728%, 3/20/2022	100,000	101,459
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B1, 3.647%, 2/1/2023	397,867	401,790
Berry Plastics Group, Inc., Term Loan L, 3.108%, 1/6/2021	500,000	503,282
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.81%, 11/26/2020	500,000	502,062
Brickman Group Ltd. LLC, First Lien Term Loan, 4.001%, 12/18/2020	968,446	972,572
Burlington Coat Factory Warehouse Corp., Term Loan B4, 3.7%, 8/13/2021	465,417	468,035
Calpine Corp., Term Loan B5, 3.9%, 1/15/2024	491,250	494,097
CH Hold Corp., First Lien Term Loan, 4.0%, 2/1/2024	40,909	41,258
Change Healthcare Holdings, Inc., Term Loan B, 3.75%, 3/1/2024	500,000	501,408
Chemours Co., Term Loan B, 6.0%, 5/12/2022	476,916	480,047
Colorado Buyer, Inc., Term Loan B, 4.75%, 3/28/2024	93,750	94,441
Community Health Systems, Inc., Term Loan G, 3.798%, 12/31/2019	480,969	478,675
CPI Acquisition, Inc., Term Loan B, 5.834%, 8/17/2022	359,195	335,548
CSC Holdings LLC:
First Lien Term Loan, 3.244%, 7/9/2025	271,875	272,045
Term Loan, 3.943%, 10/11/2024	328,125	328,023
Dayton Power & Light Co., Term Loan B, 4.24%, 8/24/2022	99,750	100,685
Dell, Inc., Term Loan B, 3.49%, 9/7/2023	498,750	501,426
Delta 2 (LUX) Sarl, Term Loan B3, 4.568%, 2/1/2024	500,000	500,563
DigitalGlobe, Inc., Term Loan B, 3.732%, 1/15/2024	99,750	100,265
DTZ U.S. Borrower LLC, First Lien Term Loan, 4.304%, 11/4/2021	982,500	989,716
Duff & Phelps Corp., Term Loan B, 4.897%, 4/23/2020	481,262	485,172
Dynegy, Inc., Term Loan C, 4.25%, 6/27/2023	150,000	150,631
Eldorado Resorts LLC, Term Loan B, 3.243%, 3/13/2024	125,000	125,000
Energy Transfer Equity LP, Term Loan B, 3.539%, 2/2/2024	500,000	499,610
Forterra Finance LLC, Term Loan B, 4.5%, 10/25/2023	472,625	477,469
Grifols Worldwide Operations U.S.A., Inc., Term Loan, 3.194%, 1/31/2025	600,000	601,698
Gulf Finance LLC, Term Loan B, 6.25%, 8/25/2023	373,125	373,280
Horizon Pharma, Inc., Term Loan B, 5.0%, 5/7/2021	497,475	499,654
Hudson's Bay Co., Term Loan B, 4.25%, 9/30/2022	230,415	221,774
Huntsman International LLC, Term Loan B2, 3.982%, 4/1/2023	496,253	501,424
IG Investment Holdings LLC, Term Loan B, 6.147%, 10/29/2021	488,520	493,894
Ineos U.S. Finance LLC, Term Loan, 3.732%, 4/1/2024	55,417	55,789
ION Media Networks, Inc., Term Loan B, 4.5%, 12/18/2020	474,314	479,057
IQOR U.S., Inc., Term Loan B, 6.0%, 4/1/2021	473,234	463,178
JBS U.S.A. LLC, Term Loan B, 3.289%, 10/30/2022	574,903	577,838
Jeld-Wen, Inc., Term Loan B, 4.0%, 7/1/2022	564,996	569,703
Kronos, Inc., First Lien Term Loan, 5.034%, 11/1/2023	498,750	502,206
Landry's, Inc., Term Loan B, 4.043%, 10/4/2023	500,000	504,865
Level 3 Financing, Inc., Term Loan B, 3.31%, 2/22/2024	500,000	501,457
Libbey Glass, Inc., Term Loan B, 3.854%, 4/9/2021	479,582	482,879
LPL Holdings, Inc., Term Loan B, 3.765%, 3/10/2024	275,000	275,774
MacDermid, Inc., Term Loan, 4.982%, 6/7/2023	436,456	438,503
Mallinckrodt International Finance SA, Term Loan B, 3.897%, 9/24/2024	466,679	466,971
MEG Energy Corp., Term Loan B, 4.54%, 12/31/2023	600,000	601,083
Mission Broadcasting, Inc., Term Loan B2, 3.943%, 1/17/2024	42,182	42,604
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020	236,090	236,385
Monitronics International, Inc., Term Loan B2, 6.647%, 9/30/2022	547,250	553,579
NEP/NCP Holdco, Inc., Term Loan, 4.25%, 1/22/2020	485,034	486,346
Nexstar Broadcasting, Inc., Term Loan B, 3.943%, 1/17/2024	435,091	439,442
NRG Energy, Inc., Term Loan B, 3.232%, 6/30/2023	564,185	567,262
Numericable U.S. LLC, Term Loan B7, 5.289%, 1/15/2024	496,250	498,242
Penn National Gaming, Inc., Term Loan B, 3.524%, 1/19/2024	60,000	60,480
Pinnacle Foods Finance LLC, Term Loan B, 2.811%, 2/2/2024	667,078	670,754
Quikrete Holdings, Inc., First Lien Term Loan, 4.232%, 11/15/2023	448,875	453,604
Rexnord LLC, Term Loan B, 3.837%, 8/21/2023	431,537	433,542
Reynolds Group Holdings, Inc., Term Loan, 3.982%, 2/5/2023	537,303	540,019
SBA Senior Finance II LLC, Term Loan B2, 3.24%, 6/10/2022	491,250	492,375
Serta Simmons Bedding LLC, First Lien Term Loan, 4.538%, 11/8/2023	475,000	477,263
SIG Combibloc U.S. Acquisition, Inc., Term Loan, 4.0%, 3/13/2022	168,608	170,094
Sprint Communications, Inc., First Lien Term Loan B, 3.5%, 2/2/2024	733,333	734,122
Synchronoss Technologies, Inc., Term Loan, 4.082%, 1/19/2024	45,000	44,854
Telesat Canada, Term Loan B4, 4.15%, 11/17/2023	248,752	251,239
The Geo Group, Inc., Term Loan B, 3.25%, 3/17/2024	200,000	201,501
The Men's Wearhouse, Inc., Term Loan, 5.0%, 6/18/2021	500,000	475,000
TKC Holdings, Inc., Term Loan, 4.75%, 2/1/2023	140,625	142,237
Toys 'R' Us-Delaware, Inc., Term Loan B4, 9.804%, 4/24/2020	204,809	164,359
TransDigm, Inc., Term Loan E, 4.037%, 5/14/2022	980,962	979,039
U.S. Foods, Inc., Term Loan B, 3.732%, 6/27/2023	496,250	501,560
Univision Communications, Inc., Term Loan C5, 3.75%, 3/15/2024	497,322	494,989
UPC Financing Partnership, Term Loan AP, 3.662%, 4/15/2025	496,004	498,122
Valeant Pharmaceuticals International, Inc., Term Loan B F1, 5.57%, 4/1/2022	434,358	436,070
ViaWest, Inc., Term Loan B, 4.524%, 3/11/2022	491,250	494,323
WTG Holdings III Corp., First Lien Term Loan, 4.897%, 1/15/2021	34,820	35,125
XPO Logistics, Inc., Term Loan B2, 3.405%, 11/1/2021	750,000	753,337
Zayo Group LLC, Term Loan B2, 3.5%, 1/19/2024	210,000	211,298
Ziggo Secured Finance Partnership, Term Loan E, 3.412%, 4/15/2025	1,000,000	1,000,465
Total Loan Participations and Assignments (Cost $36,541,260)		36,699,212
Municipal Bonds and Notes 0.2%
Washington, Energy Northwest Electric Revenue, Bonneville Power Administration Project 3, Series A, 5.0%, 7/1/2018(Cost $5,253,083)	5,000,000	5,254,800
	Contracts	Value ($)
Call Options Purchased 0.4%
Options on Exchange-Traded Futures Contracts
Crude Oil Futures, Expiration Date 06/15/2017, Strike Price $52.0	500	1,185,000
Crude Oil Futures, Expiration Date 06/15/2017, Strike Price $55.0	500	585,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $65.0	500	340,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $77.0	1,100	132,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $80.0	2,500	225,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $85.0	1,500	75,000
Natural Gas Futures, Expiration Date 12/26/2017, Strike Price $3.0	200	1,436,400
Natural Gas Futures, Expiration Date 1/26/2018, Strike Price $3.0	200	1,448,200
Natural Gas Futures, Expiration Date 2/23/2018, Strike Price $3.0	200	1,382,400
Natural Gas Futures, Expiration Date 3/26/2018, Strike Price $3.0	200	528,000
Natural Gas Futures, Expiration Date 4/25/2018, Strike Price $3.0	200	454,400
Natural Gas Futures, Expiration Date 5/25/2018, Strike Price $3.0	200	468,000
Natural Gas Futures, Expiration Date 6/26/2018, Strike Price $3.0	200	495,800
Natural Gas Futures, Expiration Date 7/26/2018, Strike Price $3.0	200	510,600
Natural Gas Futures, Expiration Date 8/28/2018, Strike Price $3.0	200	518,400
Natural Gas Futures, Expiration Date 9/25/2018, Strike Price $3.0	200	548,200
Natural Gas Futures, Expiration Date 10/26/2018, Strike Price $3.0	200	649,200
Natural Gas Futures, Expiration Date 11/27/2018, Strike Price $3.0	200	813,400
Total Call Options Purchased (Cost $18,617,790)		11,795,000
	Shares	Value ($)
Securities Lending Collateral 0.1%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.63% (g) (h) (Cost $2,388,518)	2,388,518	2,388,518
Cash Equivalents 7.6%
Deutsche Central Cash Management Government Fund, 0.74% (g)	192,474,207	192,474,207
Deutsche Variable NAV Money Fund "Capital Shares", 0.97% (g)	15,191,821	15,194,859
Total Cash Equivalents (Cost $207,667,561)		207,669,066
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $2,694,668,365) †	98.9	2,691,159,785
Other Assets and Liabilities, Net	1.1	28,936,691
Net Assets	100.0	2,720,096,476

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2017.
**	Annualized yield at time of purchase; not a coupon rate.
***	These securities are shown at their current rate as of March 31, 2017.
†	The cost for federal income tax purposes was $2,694,676,607. At March 31, 2017, net unrealized depreciation for all securities based on tax cost was $3,516,822. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,568,837 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,085,659.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2017 amounted to $2,295,774, which is 0.1% of net assets.
(b)	When-issued security.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At March 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At March 31, 2017, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(f)	At March 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At March 31, 2017, the Fund had unfunded loan commitments of $4,081, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
CH Hold Corp., Term Delay Draw B, 2/1/2024	4,081	4,126	45

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2017 is as follows:

Affiliate	Value ($) at 6/30/2016	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distri- butions ($)	Value ($) at 3/31/2017
Deutsche Central Cash Management Government Fund	166,126,979	1,741,392,145	1,715,044,917	—	591,409	192,474,207
Deutsche Variable NAV Money Fund	15,109,435	94,655	—	—	91,098	15,194,859
Total	181,236,414	1,741,486,800	1,715,044,917	—	682,507	207,669,066

At March 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

Nickel Futures	USD	4/19/2017	850	50,892,900	(4,455,150)
Soybean Meal Futures	USD	7/14/2017	338	10,538,840	(622,706)
West Texas Intermediate Crude Futures	USD	4/20/2017	520	26,312,000	454,605
Zinc Futures	USD	4/19/2017	745	51,335,156	(66,464)
Zinc Futures	USD	6/21/2017	240	16,626,000	(687,768)
Total net unrealized depreciation					(5,377,483)

At March 31, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Gold 100 Oz Futures	USD	6/28/2017	280	35,033,600	282,027
Nickel Futures	USD	4/19/2017	850	50,892,900	(399,630)
Nickel Futures	USD	6/21/2017	280	16,830,240	241,920
Zinc Futures	USD	4/19/2017	745	51,335,156	3,106,084
Total net unrealized appreciation					3,230,401

At March 31, 2017, open written option contracts were as follows:
Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (i)
Call Options
Crude Oil Futures	1,000	11/15/2017	75.0	1,602,140	(160,000)
Natural Gas Futures	200	12/26/2017	4.0	329,228	(572,800)
Natural Gas Futures	200	1/26/2018	4.0	329,228	(645,400)
Natural Gas Futures	200	2/23/2018	4.0	329,228	(662,400)
Natural Gas Futures	200	3/26/2018	4.0	329,228	(125,000)
Natural Gas Futures	200	4/25/2018	4.0	329,228	(87,800)
Natural Gas Futures	200	5/25/2018	4.0	329,228	(87,200)
Natural Gas Futures	200	6/26/2018	4.0	329,228	(99,400)
Natural Gas Futures	200	7/26/2018	4.0	329,228	(109,200)
Natural Gas Futures	200	8/28/2018	4.0	329,228	(118,800)
Natural Gas Futures	200	9/25/2018	4.0	329,228	(131,200)
Natural Gas Futures	200	10/26/2018	4.0	329,228	(177,000)
Natural Gas Futures	200	11/27/2018	4.0	329,228	(242,400)
Total Call Options				5,552,876	(3,218,600)
Put Options
Crude Oil Futures	1,000	11/15/2017	30.0	2,646,140	(110,000)
Total				8,199,016	(3,328,600)

(i)	Unrealized appreciation on written options on exchange-traded futures contracts at March 31, 2017 was $4,870,416.
Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At March 31, 2017, open commodity-linked swap contracts were as follows:

Bilateral Swaps
Expiration Date	Notional Amount ($)	Pay/Receive Returnof the Reference Index	Value ($) (j)

Long Positions
4/18/2017	37,850,000[1]	Barclays-Commodity Strategy 1500 Index	728,303
4/18/2017	80,900,000[1]	Barclays-Commodity Strategy 1610 Index	(160,372)
4/18/2017	30,090,000[2]	Bloomberg Commodity Index	517,291
4/18/2017	44,000,000[3]	Bloomberg Commodity Index	757,292
4/18/2017	50,150,000[3]	Bloomberg Commodity Index	862,646
4/18/2017	60,180,000[4]	Bloomberg Commodity Index	1,035,768
4/18/2017	67,710,000[5]	Bloomberg Commodity Index	1,165,369
4/18/2017	53,870,000[6]	Bloomberg Commodity Index	927,166
4/18/2017	35,110,000[7]	Bloomberg Commodity Index	604,458
4/18/2017	19,410,000[8]	Bloomberg Commodity Index	334,069
4/18/2017	68,700,000[9]	Bloomberg Commodity Index	1,181,730
4/18/2017	18,930,000[1]	Bloomberg Commodity Index	325,714
4/18/2017	37,610,000[10]	Bloomberg Commodity Index	646,756
4/18/2017	75,230,000[3]	Bloomberg Commodity Index 3 Month Forward	1,332,241
4/18/2017	73,340,000[3]	Bloomberg Commodity Index 3 Month Forward	1,299,133
4/18/2017	157,980,000[5]	Bloomberg Commodity Index 3 Month Forward	2,799,211
4/18/2017	125,700,000[6]	Bloomberg Commodity Index 3 Month Forward	2,227,249
4/18/2017	105,320,000[7]	Bloomberg Commodity Index 3 Month Forward	1,864,063
4/18/2017	37,850,000[1]	Bloomberg Commodity Index 3 Month Forward	670,469
4/18/2017	29,110,000[8]	Bloomberg Commodity Index 3 Month Forward	515,363
4/18/2017	103,050,000[9]	Bloomberg Commodity Index 3 Month Forward	1,824,395
4/18/2017	37,610,000[10]	Bloomberg Commodity Index 3 Month Forward	665,475
4/18/2017	50,150,000[11]	Bloomberg Commodity Index 3 Month Forward	887,854
4/18/2017	30,000,000[4]	Bloomberg Energy Subindex	1,413,192
4/18/2017	30,000,000[8]	Bloomberg Energy Subindex	1,302,467
4/18/2017	26,390,000[3]	Bloomberg WTI Crude Oil	1,227,037
4/18/2017	26,390,000[4]	Bloomberg WTI Crude Oil	1,227,037
4/18/2017	26,390,000[6]	Bloomberg WTI Crude Oil	1,227,037
4/18/2017	202,240,000[8]	BNP Paribas 03 Alpha Index	100,778
4/18/2017	332,250,000[12]	Citi Cubes Dow Jones-UBS Weighted Index	2,770,318
4/18/2017	36,400,000[6]	JPMorgan Ranked Alpha Basket Index	(141,278)
4/18/2017	36,400,000[6]	JPMorgan Seasonal Spread Explorer	26,092
4/18/2017	53,930,000[3]	Merrill Lynch Commodity Index eXtra LDA Long/Short Index	(34,060)
4/18/2017	29,340,000[3]	Merrill Lynch Enhanced Benchmark - A Pre Roll Excess Return Index	503,965
4/18/2017	140,430,000[4]	Modified Strategy D177 on the Bloomberg Commodity Index	2,428,417
4/18/2017	70,210,000[2]	RBC Enhanced Commodity D03 Index	1,227,110
4/18/2017	35,110,000[7]	Societe Generale Commodity Index	595,304
4/18/2017	183,425,000[13]	UBS Custom Commodity Index	4,095,766
Short Positions
4/3/2017	10,461,100[6]	Bloomberg Soybean Meal Subindex 1 Month Forward	173,431
Total net unrealized appreciation		41,154,256

(j)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.

At March 31, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Depreciation ($)

6/21/2017 6/21/2019	310,000,000	Fixed — 1.793%	Floating — 3-Month LIBOR	(436,914)	(436,914)
6/21/2017 6/21/2022	94,000,000	Fixed — 2.215%	Floating — 3-Month LIBOR	(422,812)	(422,812)
Total unrealized depreciation				(859,726)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at March 31, 2017 is 1.15%.
Counterparties:
1	Barclays Bank PLC
2	Royal Bank of Scotland
3	Morgan Stanley
4	Goldman Sachs & Co.
5	Wells Fargo Bank
6	JPMorgan Chase Securities, Inc.
7	Societe Generale
8	BNP Paribas
9	Macquarie Bank Ltd.
10	Canadian Imperial Bank of Commerce
11	Credit Suisse
12	Citigroup, Inc.
13	UBS AG

Currency Abbreviation
USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of March 31, 2017, the Fund held 544,377,060 in the Subsidiary, representing 20.1% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (k)
Corporate Bonds	$—	$587,402,925	$—	$587,402,925
Mortgage-Backed Securities Pass-Throughs	—	106,271,491	—	106,271,491
Asset-Backed	—	227,191,476	16,040,000	243,231,476
Commercial Mortgage-Backed Securities	—	51,300,372	—	51,300,372
Collateralized Mortgage Obligations	—	42,831,690	—	42,831,690
Government & Agency Obligations	—	1,396,315,235	—	1,396,315,235
Loan Participations and Assignments	—	36,699,212	—	36,699,212
Municipal Bonds and Notes	—	5,254,800	—	5,254,800
Short-Term Investments (k)	210,057,584	—	—	210,057,584
Unfunded Loan Commitments (l)	—	45	—	45
Derivatives (m)
Purchased Options	11,795,000	—	—	11,795,000
Futures Contracts	4,084,636	—	—	4,084,636
Commodity-Linked Swap Contracts	—	41,489,966	—	41,489,966
Total	$225,937,220	$2,494,757,212	$16,040,000	$2,736,734,432
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (m)
Futures Contracts	$(6,231,718)	$—	$—	$(6,231,718)
Written Options	(3,328,600)	—	—	(3,328,600)
Commodity-Linked Swap Contracts	—	(335,710)	—	(335,710)
Interest Rate Swap Contracts	—	(859,726)	—	(859,726)
Total	$(9,560,318)	$(1,195,436)	$—	$(10,755,754)

During the period ended March 31, 2017, the amount of transfers between Level 2 and Level 3 was $19,972,480. The investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

(k)	See Consolidated Investment Portfolio for additional detailed categorizations.
(l)	Includes appreciation on unfunded commitments.
(m)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, commodity-link swap contracts, interest rate swap contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Commodity Contracts	$ (2,147,082)	$ 41,154,256	$ (1,952,374)
Interest Rate Contracts	$ —	$ (859,726)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Enhanced Commodity Strategy Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 18, 2017